Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020 segments	Jun. 30, 2020 reporting_unit	Dec. 31, 2020 USD ($) fixed_asset_type reporting_unit	Dec. 31, 2019 USD ($) reporting_unit	Dec. 31, 2018 USD ($)	Dec. 07, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of share capital sold to Gamenet Group S.p.A						100.00%
Advertising expense | $			$ 25.0	$ 34.2	$ 51.9
Number of principle types of fixed assets | fixed_asset_type			2
Number of business segments | segments	2
Number of reporting units | reporting_unit		4	2	4
Period of annual installments for jackpot liabilities, low end of range			20 years
Period of annual installments for jackpot liabilities, high end of range			26 years
Historical lump sum payout election rate (as a percent)			85.00%
Systems & Equipment, net | Lottery hard costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life			10 years
PPE, net | Buildings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life			40 years
Minimum | Systems & Equipment, net | Furniture and equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life			5 years
Minimum | PPE, net | Commercial gaming machines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life			3 years
Maximum | Systems & Equipment, net | Furniture and equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life			10 years
Maximum | PPE, net | Commercial gaming machines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life			5 years